Risk management - Spain Portfolio Overview (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit risk
Maximum exposure to credit risk	€ 993,412
Impairment loss on financial assets	20,970
Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	908,002
Impairment loss on financial assets	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	54,616
Impairment loss on financial assets	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	30,795
Impairment loss on financial assets	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	7,176
Speculation grade
Credit risk
Maximum exposure to credit risk	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	47,439
Default
Credit risk
Maximum exposure to credit risk	30,795
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 30,795
Nonperforming
Credit risk
Non-performing rate (as a percent)	3.73%
Percentage decrease in non-performing loans ratio	0.35%
Percentage decrease in non-performing loans (NPLs)	5.10%
SPAIN
Credit risk
Maximum exposure to credit risk	€ 224,207
Impairment loss on financial assets	6,699
SPAIN | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	196,374
Impairment loss on financial assets	366
SPAIN | Next 12 months | Financial instruments not credit-impaired [member] | Remaining legal entities
Credit risk
Maximum exposure to credit risk	125,544
Impairment loss on financial assets	132
SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	12,892
Impairment loss on financial assets	768
SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member] | Remaining legal entities
Credit risk
Maximum exposure to credit risk	66
Impairment loss on financial assets	48
SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	14,941
Impairment loss on financial assets	5,565
SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired | Remaining legal entities
Credit risk
Maximum exposure to credit risk	1,657
Impairment loss on financial assets	957
SPAIN | Investment grade
Credit risk
Maximum exposure to credit risk	171,555
SPAIN | Investment grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	171,266
SPAIN | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	289
SPAIN | Speculation grade
Credit risk
Maximum exposure to credit risk	37,711
SPAIN | Speculation grade | Next 12 months | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	25,108
SPAIN | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired [member]
Credit risk
Maximum exposure to credit risk	12,603
SPAIN | Default
Credit risk
Maximum exposure to credit risk	14,941
SPAIN | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 14,941
Continental Europe
Credit risk
Non-performing rate (as a percent)	5.25%	5.82%	5.92%
Continental Europe | SPAIN
Credit risk
Maximum exposure to credit risk	€ 239,479
Percent at risk	25.00%
Non-performing rate (as a percent)	6.19%	6.32%	5.41%
Continental Europe | SPAIN | Nonperforming
Credit risk
Non-performing rate (as a percent)	6.19%
Percentage decrease in non-performing loans ratio	0.13%
Percentage increase in non-performing loans ratio due to fall in lending	13.00%
Percentage decrease in non-performing loans ratio due to better NPL figure	0.22%
Continental Europe | SPAIN | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Nonperforming
Credit risk
Percentage decrease in non-performing loans (NPLs)	45.00%